EQUITY (Details 1) - shares	Dec. 31, 2071	Dec. 31, 2017		Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Number of shares		512,406,760,091		512,406,760,091
Percentage of equity holding		100.00%		100.00%
Corp Group Banking Sa [Member]
Disclosure of transactions between related parties [line items]
Number of shares		136,127,850,073		136,127,850,073
Percentage of equity holding		26.57%	[1]	26.57%	[2]
Itau Unibanco Holding Sa [Member]
Disclosure of transactions between related parties [line items]
Number of shares		115,039,610,411		115,039,610,411
Percentage of equity holding		22.45%	[3]	22.45%	[4]
Itb Holding Brasil Participacoes Ltda [Member]
Disclosure of transactions between related parties [line items]
Number of shares		57,008,875,206		57,008,875,206
Percentage of equity holding		11.13%	[3]	11.13%	[4]
Banco Santander Por Cuenta De Inv Extranjeros [Member]
Disclosure of transactions between related parties [line items]
Number of shares		23,969,149,414		23,969,149,414
Percentage of equity holding		4.68%		4.68%
Banco De Chile Por Cuenta De Terceros No Residentes [Member]
Disclosure of transactions between related parties [line items]
Number of shares		21,005,216,549		21,005,216,549
Percentage of equity holding		4.08%	[1]	410.00%
Compania Inmobiliaria Y De Inversiones Saga Spa [Member]
Disclosure of transactions between related parties [line items]
Number of shares		20,918,245,555		20,918,245,555
Percentage of equity holding		2.90%		4.08%	[2]
Banco Itau Corpbanca Por Cta De Inversionistas Extranjeros [Member]
Disclosure of transactions between related parties [line items]
Number of shares		14,855,609,437		14,855,609,437
Percentage of equity holding		2.13%	[3]	2.90%
CGB II SPA (Adrs) [Member]
Disclosure of transactions between related parties [line items]
Number of shares		10,908,002,836		10,908,002,836
Percentage of equity holding		1.92%		2.13%
Sierra Nevada Investments Chile Dos Ltda [Member]
Disclosure of transactions between related parties [line items]
Number of shares		9,817,092,180		9,817,092,180
Percentage of equity holding		1.83%		1.92%	[4]
Bolsa De Comercio De Santiago Bolsa De Valores [Member]
Disclosure of transactions between related parties [line items]
Number of shares		9,394,008,435		9,394,008,435
Percentage of equity holding		1.32%		1.83%
Larrain Vial S A Corredora De Bolsa [Member]
Disclosure of transactions between related parties [line items]
Number of shares		6,767,755,931		6,767,755,931
Percentage of equity holding		1.21%		1.32%
Moneda Sa Afi Para Pionero Fondo De Inversion [Member]
Disclosure of transactions between related parties [line items]
Number of shares		6,215,000,000		6,215,000,000
Percentage of equity holding		1.21%		1.21%
Deutsche Bank Trust Company Americas (Adrs) [Member]
Disclosure of transactions between related parties [line items]
Number of shares		5,508,798,500		5,508,798,500
Percentage of equity holding		1.08%		1.08%
Btg Pactual Chile S A C De B [Member]
Disclosure of transactions between related parties [line items]
Number of shares		4,776,696,832		4,776,696,832
Percentage of equity holding		0.93%		0.93%
Banchile C De B S A [Member]
Disclosure of transactions between related parties [line items]
Number of shares		4,344,021,387		4,344,021,387
Percentage of equity holding		0.85%		0.85%
Santander Corredores De Bolsa Limitada [Member]
Disclosure of transactions between related parties [line items]
Number of shares		4,070,279,257		4,070,279,257
Percentage of equity holding		0.79%		0.79%
MBI CORREDORES DE BOLSA S A [Member]
Disclosure of transactions between related parties [line items]
Number of shares		3,591,497,546		3,591,497,546
Percentage of equity holding		0.70%		0.70%
BICE INVERSIONES CORREDORES DE BOLSA S A [Member]
Disclosure of transactions between related parties [line items]
Number of shares		3,165,903,988		3,165,903,988
Percentage of equity holding		0.62%		0.62%
Cia De Seguros De Vida Consorcio Nacional De Seguros Sa [Member]
Disclosure of transactions between related parties [line items]
Number of shares		2,917,592,780		2,917,592,780
Percentage of equity holding		0.57%		0.57%
Bci C De B S A [Member]
Disclosure of transactions between related parties [line items]
Number of shares		2,895,637,765		2,895,637,765
Percentage of equity holding		0.57%		0.57%
CREDICORP CAPITAL SA CORREDORES DE BOLSA [Member]
Disclosure of transactions between related parties [line items]
Number of shares		2,869,055,927		2,869,055,927
Percentage of equity holding		0.56%		0.56%
Consorcio C De B S A [Member]
Disclosure of transactions between related parties [line items]
Number of shares		2,766,317,093		2,766,317,093
Percentage of equity holding		0.54%		0.54%
Inmob E Inversiones Boquineni Ltda [Member]
Disclosure of transactions between related parties [line items]
Number of shares		2,353,758,526		2,353,758,526
Percentage of equity holding		0.46%		0.46%
Mbi Arbitrage Fondo De Inversion [Member]
Disclosure of transactions between related parties [line items]
Number of shares		2,340,829,105		2,340,829,105
Percentage of equity holding		0.46%		0.46%
BOLSA ELECTRONICA DE CHILE BOLSA DE VALORES [Member]
Disclosure of transactions between related parties [line items]
Number of shares		2,015,270,526		2,015,270,526
Percentage of equity holding		0.39%		0.39%
Inv Las Nieves S A [Member]
Disclosure of transactions between related parties [line items]
Number of shares		1,890,725,224		1,890,725,224
Percentage of equity holding		0.37%		0.37%
CGB III SPA [Member]
Disclosure of transactions between related parties [line items]
Number of shares		1,800,000,000		1,800,000,000
Percentage of equity holding		0.35%		0.35%
Valores Security S A C De B [Member]
Disclosure of transactions between related parties [line items]
Number of shares	1,719,455,989			1,719,455,989
Percentage of equity holding	0.34%			0.34%
ITAU CORPBANCA CORREDORES DE BOLSA SA [Member]
Disclosure of transactions between related parties [line items]
Number of shares		1,708,710,397		1,708,710,397
Percentage of equity holding		0.33%		0.33%
Crn Inmobiliaria Limitada [Member]
Disclosure of transactions between related parties [line items]
Number of shares		1,535,239,055		1,535,239,055
Percentage of equity holding		0.30%		0.30%
Compania De Seguros Confuturo S.A. [Member]
Disclosure of transactions between related parties [line items]
Number of shares
Percentage of equity holding				0.00%
OTROS [Member]
Disclosure of transactions between related parties [line items]
Number of shares		28,110,554,167		28,110,554,167
Percentage of equity holding		5.47%		5.47%

[1]	CorpGroup has an interest of 30.65%, which includes 182,125,023 shares of Saga under custody.
[2]	CorpGroup has an interest of 31.00%, which includes 182,125,023 shares of Saga under custody.
[3]	The controlling group Itau Unibanco Holding S.A. has a total interest of 36.06%.
[4]	The controlling group Itau Unibanco Holding S.A. has a total interest of 35.71%.